Summary Prospectus March 1, 2012

MassMutual Premier Funds

MassMutual Premier Money Market Fund

Ticker: Class S–MKSXX, Class Y–MKYXX, Class A–MKAXX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.massmutual.com/funds. You can also get this information at no cost by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.

INVESTMENT OBJECTIVE

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class A
Management Fees	.35%	.35%	.35%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%
Other Expenses	.11%	.21%	.36%
Total Annual Fund Operating Expenses	.46%	.56%	.96%
Fee Waiver(1)	–	–	(.22%)
Total Annual Fund Operating Expenses after Fee Waiver	.46%	.56%	.74%
(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .22% of other expenses for Class A of the Fund through February 28, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$47	$148	$258	$579
Class Y	$57	$179	$313	$701
Class A	$76	$284	$509	$1,158

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests in high quality U.S. dollar-denominated debt instruments of domestic and foreign issuers, including commercial paper and other corporate obligations, including Rule 144A securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and certificates of deposit and bankers’ acceptances. The Fund may enter into repurchase agreement transactions.

In managing the Fund, the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), intends to comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which sets forth the requirements for money market funds regarding credit quality, diversification and maturity. These requirements include holding investments which are generally

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rated in the two highest rating categories as rated by a major credit agency and investments which generally have a maturity of 397 days or less and a dollar-weighted average portfolio maturity of 60 days or less.

Principal Risks

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

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Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	3Q ’06,	1.23%	Lowest Quarter:	3Q ’09 thru 4Q ’11, 0.00%

Average Annual Total Returns

(For the periods ended December 31, 2011)

Return Before Taxes	One Year	Five Years	Ten Years
Class S	0.00%	1.41%	1.74%
Class Y	0.00%	1.36%	1.66%
Class A	0.00%	1.27%	1.47%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.08%	1.37%	1.85%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: Babson Capital Management LLC

Portfolio Managers:

Mary Wilson Kibbe is a Managing Director and Head of the Fixed Income Team at Babson Capital. She has managed the Fund since its inception.

Scott Riecke is a Director and member of the Fixed Income Team at Babson Capital. He has managed the Fund since July 2009.

Scott Simler is a Director and member of the Fixed Income Team at Babson Capital. He has managed the Fund since July 2009.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone, or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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